Accounting policies - Measurement of FA and FL and recognition of FV changes - Assumptions and Valuation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) item	Dec. 31, 2019 MXN ($)
Accounting policies
Option market volatility term used for valuation	1 year
Payment term	91 days
Interest rate swap curve term used for valuation	28 days
Level 3 maturity period threshold	20 years	20 years
Number of independent areas implementing process for valuation and management of financial instruments | item	2
Amount of CVA	$ 328	$ 265
Amount of DVA	$ 1,365	$ 1,321